Related Party Transactions	3 Months Ended	6 Months Ended
	Dec. 31, 2013	Jun. 30, 2014
Related Party Transactions [Abstract]
Related Party Transactions
6.	RELATED PARTY TRANSACTIONS

Effective September 19, 2013 the Partnership entered into a shared services agreement with Diamondback E&P LLC, a wholly owned subsidiary of Diamondback Energy, Inc. Under this agreement, Diamondback E&P LLC, provides consulting and administrative services to the Partnership. The Partnership will incur a monthly charge for the services of $26 or other amounts that are otherwise mutually agreed to in writing between Diamondback E&P LLC and the Partnership. The term of the shared services agreement continues from the effective date on a month-to-month basis until cancelled by either party upon thirty days written notice. For the period from inception (September 18, 2013) to December 31, 2013 the Partnership incurred $87 for services under this agreement. At December 31, 2013 the Partnership owed Diamondback E&P LLC $87 and this amount is included in accounts payable-related party in the accompanying balance sheet.

At December 31, 2013, the Partnership’s oil and natural gas properties consist solely of mineral interests in oil and natural gas properties. These interests are subject to oil and gas leases between the Partnership as lessor and Diamondback O&G LLC as lessee and are pledged as collateral to secure the Diamondback Energy, Inc. revolving credit facility.

7.	RELATED PARTY TRANSACTIONS

Partnership agreement

In connection with the closing of the IPO, the General Partner and Diamondback entered into the first amended and restated agreement of limited partnership (the “Partnership Agreement”), dated June 23, 2014.

The Partnership Agreement requires us to reimburse the General Partner for all direct and indirect expenses incurred or paid on our behalf and all other expenses allocable to us or otherwise incurred by our General Partner in connection with operating our business. The Partnership Agreement does not set a limit on the amount of expenses for which our General Partner and its affiliates may be reimbursed. These expenses include salary, bonus, incentive compensation and other amounts paid to persons who perform services for us or on our behalf and expenses allocated to our General Partner by its affiliates. Our General Partner is entitled to determine the expenses that are allocable to us.

Advisory Services Agreement

In connection with the closing of the IPO, the Partnership and General Partner entered into an advisory services agreement (the “Advisory Services Agreement”) with Wexford, dated as of June 23, 2014, under which Wexford provides us and our General Partner with general financial and strategic advisory services related to the business in return for an annual fee of $500,000, plus reasonable out-of-pocket expenses. The Advisory Services Agreement has a term of two years commencing on June 23, 2014, and will continue for additional one-year periods unless terminated in writing by either party at least ten days prior to the expiration of the then current term. It may be terminated at any time by either party upon 30 days prior written notice. In the event we terminate such agreement, we are obligated to pay all amounts due through the remaining term. In addition, we have agreed to pay Wexford to-be-negotiated market-based fees approved by the conflict committee of the board of directors of our General Partner for such services as may be provided by Wexford at our request in connection with future acquisitions and divestitures, financings or other transactions in which we may be involved. The services provided by Wexford under the Advisory Services Agreement do not extend to our day-to-day business or operations. We have agreed to indemnify Wexford and its affiliates from any and all losses arising out of or in connection with the Advisory Services Agreement except for losses resulting from Wexford’s or its affiliates’ gross negligence or willful misconduct.

Tax Sharing

In connection with the closing of the IPO, the Partnership entered into a tax sharing agreement (the “Tax Sharing Agreement”) with Diamondback pursuant to which we will reimburse Diamondback for our share of state and local income and other taxes for which our results are included in a combined or consolidated tax return filed by Diamondback with respect to taxable periods including or beginning on June 23, 2014. The amount of any such reimbursement is limited to the tax the Partnership would have paid had it not been included in a combined group with Diamondback. Diamondback may use its tax attributes to cause its combined or consolidated group, of which we may be a member for this purpose, to owe less or no tax. In such a situation, we would reimburse Diamondback for the tax we would have owed had the tax attributes not been available or used for our benefit, even though Diamondback had no cash tax expense for that period.

Shared service agreements

Effective September 19, 2013, the Predecessor entered into a shared services agreement with Diamondback E&P LLC, a wholly owned subsidiary of Diamondback Energy, Inc. This agreement was terminated in connection with the IPO. Under this agreement, Diamondback E&P LLC provided consulting and administrative services to the Predecessor. The Predecessor incurred a monthly charge for the services of $26,000. For the three months and six months ended June 30, 2014 and for the period from inception (September 18, 2013) to December 31, 2013, we incurred costs of $78,000, $156,000 and $87,000, respectively. At June 30, 2014 and December 31, 2013, the Partnership owed Diamondback E&P LLC $607,000 and $87,000, respectively, which amounts are included in accounts payable—related party in the accompanying balance sheets.